Share-based compensation	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation

Note 19 – Share-based compensation

In connection with the Merger completed on April 24, 2025, the Company has adopted the Legal Acquirer’s Amended and Restated 2019 Incentive Award Plan (the “Amended 2019 Plan”). As of June 30, 2025, the maximum number of shares authorized for issuance under the Amended 2019 Plan was 1,928,023. Not more than 34,091 shares may be issued pursuant to Incentive Stock Options under the Amended 2019 Plan, which is included within the total authorized shares described above. Refer to Management’s Discussion and Analysis for more information.

Awards are measured at grant date fair value in accordance with ASC 718, and compensation expense is recognized over the vesting period on a grade vesting basis.

During the three months ended June 30, 2025 and 2024, the Company recognized $2.9 million and $0.8 million, respectively, of share-based compensation expense. During the nine months ended June 30, 2025 and 2024, the Company recognized $4.5 million and $2.6 million, respectively, of share-based compensation expense.

During the pre-merger period in the nine months ended June 30, 2025, the Company issued an aggregate of 290,611 restricted stock units (“RSUs”) to certain directors, officers, and employees, which auto vested upon the Merger closing, and as such, the Company recorded share-based compensation expense of $0.5 million upon issuance. The weighted average grant-date fair value of these RSUs was $1.67 per share.

In April 2025, the Company granted 890,192 shares of restricted common stock to certain directors, officers, and employees as performance bonus compensation. These restricted stock awards were immediately vested and, as such, the Company recorded share-based compensation expense of $1.9 million upon issuance. The weighted average grant-date fair value of these restricted stock grants was $2.09 per share.

Additionally, the Company recognized an additional $2.1 million of share-based compensation expense related to the auto-vesting and settlement of RSUs prior to the recapitalization.

In April 2025, the Company effectuated a Reverse Merger, pursuant to which all outstanding RSUs were converted, at the RSU holder’s election, into a share of common stock or an exchangeable share of common stock of the post-merger entity in accordance with the applicable conversion ratio.

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

	RSUs #	Weighted average price $
RSUs Outstanding on September 30, 2023	1,530,024	$3.35
Issued	1,291,530	2.38
Vested	(1,066,147)	3.35
Forfeited and cancelled	(160,775)	3.19
RSUs Outstanding on September 30, 2024	1,594,641	$2.49
Issued	561,548	1.97
Vested	(2,154,356)	2.37
Forfeited and cancelled	(4,833)	2.38
RSUs Outstanding on June 30, 2025	-	$-

19. Share-based compensation

The Company has established a Long-Term Omnibus Compensation Plan (the “Omnibus Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board of Directors determines, among other things, the eligibility of individuals to participate in the Omnibus Plan and the term, vesting period and the exercise price of options and share units granted to individuals under the Omnibus Plan. The Company’s authorized shares consist of an unlimited number of common shares.

Each option converts into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither the right to dividend nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry. Each share unit converts into a single common share of the Company on the vesting date.

The Company’s Omnibus Plan provides that the number of common shares reserved for issuances of options and shares may not exceed 10% of the number of common shares outstanding. Options and share units that expire, are canceled, or otherwise terminate are returned to the reserve for future grants.

Awards are measured at grant date fair value in accordance with ASC 718, and compensation expense is recognized over the vesting period on a grade vesting basis. The Company accounts for forfeitures as they occur.

Share-based compensation is included within general and administrative expense on the consolidated statement of operations and is comprised of the following:

	2024	2023
Restricted Stock Units (“RSUs”)	$5,062	$4,004

During the year-ended September 30, 2024, the Company issued 734,679 RSUs to certain directors, officers and employees that vest over a period of 3 months to 2 years. The weighted average issue price was $5.69 per share.

During the year-end September 30, 2024 and 2023, no options were issued by the Company. During the year-ended September 30, 2024, the Company redeemed a total of 675,124 common shares with an aggregate value of $5,321. On December 15, 2023, 650,000 shares with a value of $5,200 were redeemed to settle a shareholder loan; no cash consideration was exchanged, as the redemption was applied directly against the loan balance. On August 31, 2024, an additional 25,124 shares with a value of $121 were redeemed in connection with the sale of the Elora and Trailside pharmacy operations. There were no share redemptions during the year-ended September 30, 2023.

SRX HEALTH SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the years ended September 30, 2024 and 2023

(Expressed in thousands of Canadian dollars except per share amounts)

The fair value of RSUs granted is based on the market price of the Company’s common shares on the grant date. The following table summarizes the continuity of the Company’s RSUs:

	RSUs #	Weighted average issue price $
Outstanding on September 30, 2022	-	$-
RSUs issued	949,782	8.00
RSUs vested	(77,649)	8.00
RSUs forfeited and cancelled	(1,794)	8.00
Outstanding on September 30, 2023	870,339	8.00
RSUs issued	734,679	5.69
RSUs vested	(606,467)	8.00
RSUs forfeited and cancelled	(68,031)	7.64
Outstanding on September 30, 2024	930,520	$6.20